Share-Based Payments - Summary of Inputs Used in Measurement of Fair Value at Grant Date (Details)						1 Months Ended		12 Months Ended
	Feb. 13, 2020 EUR (€) yr € / shares	Feb. 13, 2020 EUR (€) yr $ / shares	Dec. 01, 2019 EUR (€) yr € / shares	Oct. 10, 2019 EUR (€) yr € / shares	Nov. 15, 2018 EUR (€) yr € / shares	May 31, 2019 EUR (€) yr € / shares	Apr. 03, 2019 EUR (€) yr € / shares	Dec. 31, 2022 EUR (€) yr € / shares	Dec. 31, 2021 EUR (€) yr € / shares
Management Board Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value | €	€ 10.83	€ 10.83
Weighted average share price	€ 28.20
Exercise price | (per share)	€ 28.32	€ 30.78
Expected volatility (%)	36.60%	36.60%
Expected life (years) | yr	4.75	4.75
Risk-free interest rate (%)	1.61%	1.61%
Management Board Grant | Estimated Allocation Date 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value | €									€ 26.85
Weighted average share price									€ 66.43
Exercise price									€ 67.26
Expected volatility (%)									41.00%
Expected life (years) | yr									5.01
Risk-free interest rate (%)									0.88%
Management Board Grant | Estimated Allocation Date 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value | €								€ 26.61
Weighted average share price								€ 66.43
Exercise price								€ 67.27
Expected volatility (%)								40.70%
Expected life (years) | yr								6.05
Risk-free interest rate (%)								0.88%
Chief Executive Officer Grant
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value | €				€ 5.63
Weighted average share price				€ 13.60
Exercise price				€ 13.60
Expected volatility (%)				41.40%
Expected life (years) | yr				5.37
Risk-free interest rate (%)				1.52%
Employee Stock Ownership Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value | €			€ 9.49		€ 7.41	€ 7.04	€ 6.93
Weighted average share price			€ 19.84		€ 14.40	€ 16.03	€ 15.72
Exercise price			€ 15.82		€ 10.14	€ 15.39	€ 15.03
Expected volatility (%)			46.00%		46.00%	46.00%	46.00%
Expected life (years) | yr			5.50		5.84	6.00	6.00
Risk-free interest rate (%)			0.05%		0.05%	0.05%	0.05%